Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of basic and diluted net income/(loss) per common share

	2023	2022	*	2021

Loss attributable to equity holders ($'000)	(1,988,178)	(468,966)		(26,121)
Less: allocation of loss to non-controlling interest ($'000)	(11,569)	(9,959)		(289)
Loss attributable to IHS common shareholders ($'000)	(1,976,609)	(459,007)		(25,832)

Basic weighted average shares outstanding (‘000)**	333,176	330,963		301,185
Potentially dilutive securities (‘000)**	1,980	5,083		20,323
Potentially dilutive weighted average common shares outstanding (‘000)**	335,156	336,046		321,508

Loss per share:
Basic loss per share ($)	(5.93)	(1.39)		(0.09)
Diluted loss per share ($)	(5.93)	(1.39)		(0.09)

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

**On October 13, 2021 all of the outstanding Class A and Class B shares of the Company were exchanged on a 500 to 1 basis for ordinary shares. The loss per share is based on the new number of shares. The comparatives have also been adjusted. Refer to note 25 for further information.